UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2015 (Unaudited)

Deutsche Global High Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 91.6%
Consumer Discretionary 19.2%
1011778 BC Unlimited Liability Co., 144A, 4.625%, 1/15/2022		270,000	270,000
Ally Financial, Inc., 4.125%, 3/30/2020 (b)		615,000	619,612
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		430,000	439,675
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	172,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	942,750
7.0%, 5/20/2022		695,000	739,202
APX Group, Inc., 6.375%, 12/1/2019		390,000	381,225
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,115,000	1,159,600
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	620,243
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,350,000	1,543,797
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025 (b)		970,000	923,925
5.5%, 4/1/2023 (b)		1,355,000	1,361,775
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	727,200
Boyd Gaming Corp., 6.875%, 5/15/2023		310,000	322,400
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	1,485,000	1,696,301
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	461,814
Caleres, Inc., 144A, 6.25%, 8/15/2023		270,000	272,700
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		830,000	821,700
144A, 5.375%, 5/1/2025 (b)		625,000	615,625
144A, 5.875%, 5/1/2027 (b)		1,040,000	1,030,250
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,129,360
144A, 6.375%, 9/15/2020		1,655,000	1,667,412
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	262,013
Series B, 6.5%, 11/15/2022		690,000	719,325
Series A, 7.625%, 3/15/2020		210,000	217,613
Series B, 7.625%, 3/15/2020		2,165,000	2,274,603
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,925,612
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		795,000	736,369
D.R. Horton, Inc., 4.0%, 2/15/2020		200,000	204,000
Dana Holding Corp., 5.5%, 12/15/2024 (b)		410,000	403,850
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	544,363
5.0%, 3/15/2023		700,000	655,375
6.75%, 6/1/2021		90,000	95,175
7.875%, 9/1/2019		565,000	632,094
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		860,000	907,300
144A, 5.75%, 3/1/2023		717,500	756,962
Europcar Groupe SA, 144A, 5.75%, 6/15/2022	EUR	1,595,000	1,804,699
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		745,000	754,312
Global Partners LP, 144A, 7.0%, 6/15/2023		525,000	505,313
Group 1 Automotive, Inc., 5.0%, 6/1/2022 (b)		930,000	930,000
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		620,000	638,600
7.5%, 7/15/2020		210,000	224,175
11.5%, 7/15/2020		715,000	830,737
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	292,125
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,583,458
iHeartCommunications, Inc.:
9.0%, 12/15/2019 (b)		1,050,000	1,009,312
11.25%, 3/1/2021		505,000	482,275
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		305,000	261,538
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		105,000	105,263
144A, 7.0%, 9/1/2020		685,000	727,812
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		680,000	673,200
Mediacom Broadband LLC:
5.5%, 4/15/2021		105,000	101,850
6.375%, 4/1/2023		790,000	786,050
Mediacom LLC, 7.25%, 2/15/2022		205,000	212,175
MGM Resorts International:
6.0%, 3/15/2023 (b)		635,000	646,112
8.625%, 2/1/2019		960,000	1,082,400
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		310,000	307,288
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,045,000	1,060,675
144A, 6.0%, 5/15/2022		1,560,000	1,587,300
Penske Automotive Group, Inc., 5.375%, 12/1/2024 (b)		1,485,000	1,496,137
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		315,000	339,806
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		50,000	49,750
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		790,000	772,225
Schaeffler Holding Finance BV, 144A, 5.75%, 11/15/2021	EUR	2,620,000	3,079,066
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021 (b)		235,000	239,113
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	461,644
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		420,000	441,000
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	685,000	797,440
Springs Industries, Inc., 6.25%, 6/1/2021		565,000	562,175
Suburban Propane Partners LP, 5.75%, 3/1/2025		300,000	299,250
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		300,000	297,000
UCI International, Inc., 8.625%, 2/15/2019		220,000	185,900
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	996,992
144A, 5.5%, 1/15/2023		2,490,000	2,536,687
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		520,000	516,100
144A, 8.5%, 10/15/2022		390,000	433,388
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	941,146
			59,305,508
Consumer Staples 3.9%
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		2,950,000	3,155,084
Campofrio Food Group SA, 144A, 3.375%, 3/15/2022	EUR	400,000	439,233
Chiquita Brands International, Inc., 7.875%, 2/1/2021		164,000	175,890
Cott Beverages, Inc.:
5.375%, 7/1/2022		915,000	894,412
144A, 6.75%, 1/1/2020		410,000	426,913
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		1,360,000	1,424,600
JBS Investments GmbH:
144A, 7.25%, 4/3/2024 (b)		1,040,000	1,068,600
144A, 7.75%, 10/28/2020		795,000	858,600
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		415,000	411,242
144A, 7.25%, 6/1/2021		1,050,000	1,103,812
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023 (b)		790,000	793,713
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		410,000	419,225
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		190,000	191,425
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (b)		105,000	88,200
Smithfield Foods, Inc., 6.625%, 8/15/2022		17,000	18,172
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		260,000	267,748
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	430,500
			12,167,369
Energy 10.9%
Antero Resources Corp.:
5.125%, 12/1/2022		730,000	689,850
5.375%, 11/1/2021		520,000	505,700
144A, 5.625%, 6/1/2023 (b)		415,000	399,437
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		150,000	133,500
144A, 5.625%, 6/1/2024		195,000	167,700
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		370,000	247,900
6.75%, 11/1/2020		845,000	583,050
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		460,000	468,050
California Resources Corp.:
5.0%, 1/15/2020 (b)		315,000	270,113
5.5%, 9/15/2021		720,000	594,000
6.0%, 11/15/2024 (b)		290,000	234,900
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		520,000	499,096
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	400,725
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		1,350,000	1,140,750
6.125%, 2/15/2021		105,000	90,563
6.625%, 8/15/2020 (b)		520,000	465,400
Concho Resources, Inc., 5.5%, 4/1/2023		1,155,000	1,155,000
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		315,000	311,063
144A, 6.25%, 4/1/2023		195,000	195,975
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		1,080,000	1,036,800
144A, 8.125%, 9/15/2023		630,000	626,505
EP Energy LLC, 144A, 6.375%, 6/15/2023 (b)		465,000	434,775
EV Energy Partners LP, 8.0%, 4/15/2019		1,095,000	960,862
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		210,000	210,000
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020 (b)		935,000	892,925
9.75%, 7/15/2020		315,000	170,100
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		395,000	367,350
144A, 5.75%, 10/1/2025		735,000	698,250
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	206,517
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	294,975
Laredo Petroleum, Inc., 6.25%, 3/15/2023		630,000	625,275
Linn Energy LLC, 6.25%, 11/1/2019		255,000	154,433
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	725,350
144A, 6.5%, 3/15/2021		425,000	397,162
144A, 7.0%, 3/31/2024		1,335,000	1,224,862
Memorial Resource Development Corp., 5.875%, 7/1/2022		395,000	372,288
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		585,000	606,937
Newfield Exploration Co., 5.375%, 1/1/2026		310,000	297,600
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	990,000
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		1,235,000	1,136,200
6.875%, 1/15/2023		435,000	393,675
Parsley Energy LLC, 144A, 7.5%, 2/15/2022		80,000	80,200
Range Resources Corp., 144A, 4.875%, 5/15/2025		415,000	398,400
Regency Energy Partners LP:
5.0%, 10/1/2022		255,000	255,416
5.875%, 3/1/2022		55,000	58,253
Rice Energy, Inc., 144A, 7.25%, 5/1/2023 (b)		105,000	103,163
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		1,000,000	1,007,500
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,430,000	1,458,600
5.625%, 4/15/2023		320,000	316,800
144A, 5.625%, 3/1/2025 (b)		520,000	512,200
5.75%, 5/15/2024		1,355,000	1,347,378
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		155,000	151,513
Sunoco LP:
144A, 5.5%, 8/1/2020		320,000	325,600
144A, 6.375%, 4/1/2023		305,000	313,388
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		155,000	155,000
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		740,000	746,941
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		290,000	197,200
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	930,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		775,000	755,625
6.25%, 4/1/2023 (b)		1,980,000	1,930,500
WPX Energy, Inc., 8.25%, 8/1/2023 (b)		1,160,000	1,178,850
			33,598,140
Financials 2.9%
AerCap Ireland Capital Ltd., 5.0%, 10/1/2021		255,000	264,881
CNO Financial Group, Inc.:
4.5%, 5/30/2020		155,000	160,038
5.25%, 5/30/2025		315,000	329,175
Credit Agricole SA, 144A, 7.875%, 1/29/2049		650,000	674,389
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		615,000	641,137
E*TRADE Financial Corp.:
4.625%, 9/15/2023		410,000	407,950
5.375%, 11/15/2022		380,000	396,150
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022		505,000	512,575
(REIT), 5.75%, 1/1/2025 (b)		380,000	381,900
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	1,785,000	2,028,991
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	948,779
(REIT), 6.375%, 2/15/2022		215,000	228,706
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		510,000	542,640
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		520,000	555,100
Societe Generale SA, 144A, 7.875%, 12/29/2049		795,000	807,322
			8,879,733
Health Care 6.0%
Alere, Inc., 144A, 6.375%, 7/1/2023 (b)		420,000	436,800
Community Health Systems, Inc.:
5.125%, 8/1/2021 (b)		110,000	114,125
6.875%, 2/1/2022		430,000	460,100
7.125%, 7/15/2020		1,230,000	1,309,950
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		210,000	213,938
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	459,832
144A, 5.75%, 1/15/2022		425,000	437,750
Endo Ltd.:
144A, 6.0%, 7/15/2023		465,000	483,600
144A, 6.0%, 2/1/2025 (b)		315,000	324,450
HCA, Inc., 7.5%, 2/15/2022		799,000	930,835
Hologic, Inc., 144A, 5.25%, 7/15/2022		210,000	216,825
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,556,243
Horizon Pharma Financing, Inc., 144A, 6.625%, 5/1/2023		325,000	341,250
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	501,975
LifePoint Health, Inc., 5.5%, 12/1/2021		525,000	544,688
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		345,000	355,057
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		980,000	1,040,025
Tenet Healthcare Corp.:
144A, 3.786% **, 6/15/2020 (b)		395,000	406,356
144A, 6.75%, 6/15/2023		835,000	872,575
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		775,000	796,312
144A, 5.875%, 5/15/2023		720,000	748,728
144A, 6.125%, 4/15/2025		2,085,000	2,178,825
144A, 6.375%, 10/15/2020		495,000	521,606
144A, 7.5%, 7/15/2021		2,100,000	2,278,500
			18,530,345
Industrials 14.6%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	274,686
5.25%, 3/15/2020		675,000	698,625
6.25%, 10/15/2021 (b)		310,000	328,600
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		940,000	1,001,100
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,534,244
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		390,000	349,050
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		510,000	510,000
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	3,623,568
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	653,362
Bombardier, Inc.:
144A, 4.75%, 4/15/2019 (b)		310,000	279,775
144A, 5.5%, 9/15/2018 (b)		200,000	188,000
144A, 5.75%, 3/15/2022 (b)		1,200,000	975,000
144A, 6.0%, 10/15/2022 (b)		520,000	423,150
144A, 7.5%, 3/15/2025		205,000	169,638
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		265,000	268,313
Casella Waste Systems, Inc., 7.75%, 2/15/2019		715,000	727,162
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	418,625
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	548,375
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	278,400
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	934,442
EnerSys, 144A, 5.0%, 4/30/2023		105,000	102,638
Ferreycorp SAA, 144A, 4.875%, 4/26/2020		1,175,000	1,167,950
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019 (b)		240,000	242,400
FTE Verwaltungs GmbH, 144A, 9.0%, 7/15/2020	EUR	3,015,000	3,538,872
FTI Consulting, Inc., 6.0%, 11/15/2022		390,000	411,450
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	294,525
Gates Global LLC:
144A, 5.75%, 7/15/2022	EUR	150,000	144,145
144A, 6.0%, 7/15/2022		390,000	346,125
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		885,000	909,337
Masonite International Corp., 144A, 5.625%, 3/15/2023		445,000	458,350
Meritor, Inc.:
6.25%, 2/15/2024		425,000	426,062
6.75%, 6/15/2021		1,015,000	1,042,912
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	373,700
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		1,570,000	1,338,425
Nortek, Inc., 8.5%, 4/15/2021		800,000	856,000
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	309,707
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		545,000	553,175
Oshkosh Corp.:
5.375%, 3/1/2022		322,500	321,291
5.375%, 3/1/2025		50,000	49,375
Paprec Holding, 144A, 5.25%, 4/1/2022	EUR	2,080,000	2,341,470
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (b)		845,000	829,394
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	50,750
SBA Communications Corp., 5.625%, 10/1/2019		385,000	403,288

Spirit AeroSystems, Inc., 5.25%, 3/15/2022 (b)		555,000	570,262
TA Manufacturing Ltd., 144A, 3.625%, 4/15/2023	EUR	1,395,000	1,487,641
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	238,913
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	921,432
Titan International, Inc., 6.875%, 10/1/2020 (b)		695,000	614,464
TransDigm, Inc.:
6.0%, 7/15/2022		515,000	513,712
6.5%, 7/15/2024		310,000	311,550
7.5%, 7/15/2021		2,345,000	2,511,495
Triumph Group, Inc., 5.25%, 6/1/2022		260,000	256,100
United Rentals North America, Inc.:
4.625%, 7/15/2023		350,000	345,188
6.125%, 6/15/2023		45,000	46,350
7.625%, 4/15/2022		695,000	754,944
USG Corp., 144A, 5.5%, 3/1/2025		25,000	25,063
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		535,000	547,198
XPO Logistics, Inc.:
144A, 5.75%, 6/15/2021	EUR	2,625,000	2,866,614
144A, 6.5%, 6/15/2022		510,000	501,712
144A, 7.875%, 9/1/2019		505,000	539,719
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022 (b)		1,160,000	1,142,600
144A, 4.75%, 4/29/2025		450,000	439,875
			45,330,288
Information Technology 3.5%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	215,763
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	503,794
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		660,000	674,025
144A, 6.125%, 11/1/2023 (b)		255,000	249,262
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		365,000	271,925
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (b)		630,000	390,600
Cardtronics, Inc., 5.125%, 8/1/2022		290,000	282,750
CDW LLC:
5.5%, 12/1/2024		745,000	748,725
6.0%, 8/15/2022		305,000	318,725
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	494,000
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	317,750
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		530,000	553,850
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		465,000	475,462
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		210,000	206,325
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		515,000	495,687
NCR Corp.:
5.875%, 12/15/2021		105,000	108,675
6.375%, 12/15/2023		265,000	279,244
NXP BV, 144A, 3.75%, 6/1/2018		510,000	516,375
Open Text Corp., 144A, 5.625%, 1/15/2023		420,000	418,950
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023 (b)		310,000	291,400
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,193,409
			11,006,696
Materials 12.1%
ArcelorMittal:
5.125%, 6/1/2020 (b)		485,000	486,212
6.0%, 8/5/2020		2,170,000	2,191,700
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	332,091
144A, 6.75%, 1/31/2021 (b)		690,000	707,250
144A, 9.125%, 10/15/2020		2,750,000	2,897,812
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		296,000	303,400
Ball Corp., 5.25%, 7/1/2025 (b)		530,000	532,941
Berry Plastics Corp., 5.5%, 5/15/2022 (b)		855,000	863,550
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	290,250
Chemours Co., 144A, 6.125%, 5/15/2023	EUR	1,725,000	1,719,622
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	2,750,000	3,284,456
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		395,000	386,113
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		635,000	626,866
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		2,950,000	2,242,000
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		858,000	654,225
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	4,000,000	5,139,813
Greif, Inc., 7.75%, 8/1/2019		190,000	210,900
Hexion, Inc.:
6.625%, 4/15/2020		205,000	187,831
8.875%, 2/1/2018		660,000	574,200
Huntsman International LLC, 5.125%, 4/15/2021	EUR	1,985,000	2,267,229
Novelis, Inc., 8.75%, 12/15/2020		855,000	902,025
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		990,000	1,024,650
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	517,575
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023	EUR	870,000	971,243
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,730,000	2,825,550
6.875%, 2/15/2021		1,000,000	1,045,212
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		245,000	245,919
144A, 5.125%, 12/1/2024 (b)		125,000	126,563
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		420,000	410,550
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	833,337
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		405,000	332,100
144A, 7.5%, 3/15/2022		500,000	410,000
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,501,294
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	207,050
144A, 5.625%, 10/1/2024		100,000	102,000
			37,353,529
Telecommunication Services 16.1%
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	340,725
144A, 7.875%, 12/15/2019		445,000	468,363
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	208,000
144A, 9.875%, 12/15/2020		445,000	493,950
Altice SA, 144A, 7.25%, 5/15/2022	EUR	890,000	996,992
B Communications Ltd., 144A, 7.375%, 2/15/2021		530,000	571,075
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,110,771
CenturyLink, Inc., Series V, 5.625%, 4/1/2020 (b)		185,000	188,913
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		255,000	256,594
144A, 5.0%, 6/15/2021		515,000	508,562
CyrusOne LP:
6.375%, 11/15/2022		195,000	201,825
144A, 6.375%, 11/15/2022		490,000	507,150
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	477,100
144A, 8.25%, 9/30/2020		2,908,000	2,871,650
Digicel Ltd., 144A, 6.75%, 3/1/2023		785,000	753,207
Frontier Communications Corp.:
6.25%, 9/15/2021		310,000	285,975
6.875%, 1/15/2025 (b)		1,365,000	1,161,956
7.125%, 1/15/2023		955,000	861,887
8.5%, 4/15/2020		190,000	196,650
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		428,000	469,677
7.625%, 6/15/2021		415,000	459,094
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		835,000	757,762
7.25%, 10/15/2020		1,405,000	1,392,706
7.5%, 4/1/2021		2,370,000	2,358,150
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,395,000	1,408,950
144A, 5.375%, 5/1/2025 (b)		415,000	404,106
6.125%, 1/15/2021		320,000	335,600
Matterhorn Telecom Holding SA, 144A, 4.875%, 5/1/2023	EUR	1,500,000	1,546,606
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020 (b)		620,000	602,950
Plantronics, Inc., 144A, 5.5%, 5/31/2023 (b)		205,000	208,075
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	114,904
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,470,558
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,144,625
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		500,000	532,500
144A, 9.0%, 11/15/2018		1,690,000	1,892,800
Sprint Corp., 7.125%, 6/15/2024		2,015,000	1,843,725
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		210,000	219,450
6.375%, 3/1/2025		1,565,000	1,641,294
Telenet Finance V Luxembourg SCA, 144A, 6.75%, 8/15/2024	EUR	435,000	524,319
UPCB Finance IV Ltd.:
144A, 4.0%, 1/15/2027	EUR	2,000,000	2,064,711
144A, 5.375%, 1/15/2025		4,085,000	3,952,237
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		616,500	664,279
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		562,500	600,469
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		6,660,000	6,426,900
Wind Acquisition Finance SA:
144A, 3.981% **, 7/15/2020	EUR	400,000	439,081
144A, 6.5%, 4/30/2020		380,000	403,750
Windstream Services LLC:
6.375%, 8/1/2023		490,000	379,750
7.75%, 10/15/2020 (b)		130,000	119,031
7.75%, 10/1/2021 (b)		1,365,000	1,153,425
Zayo Group LLC:
144A, 6.0%, 4/1/2023 (b)		420,000	421,361
144A, 6.375%, 5/15/2025 (b)		520,000	514,150
			49,928,340
Utilities 2.4%
AES Corp., 3.283% **, 6/1/2019		350,000	346,500
Calpine Corp.:
5.375%, 1/15/2023 (b)		490,000	478,975
5.75%, 1/15/2025		490,000	477,750
Dynegy, Inc.:
144A, 7.375%, 11/1/2022 (b)		525,000	543,113
144A, 7.625%, 11/1/2024 (b)		940,000	970,550
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		1,000,000	1,040,000
NGL Energy Partners LP, 5.125%, 7/15/2019		395,000	384,631
NRG Energy, Inc.:
6.25%, 5/1/2024		2,410,000	2,367,825
7.875%, 5/15/2021		445,000	468,638
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019 (b)		395,000	383,150
			7,461,132

Total Corporate Bonds (Cost $294,672,049)			283,561,080
Government & Agency Obligations 1.3%
Other Government Related (c) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	399,700
U.S. Treasury Obligation 1.2%
U.S. Treasury Note, 1.0%, 8/31/2016 (d)		3,700,000	3,724,572
Total Government & Agency Obligations (Cost $4,122,381)			4,124,272
Loan Participations and Assignments 0.5%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		861,300	864,461
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		770,000	769,642
Total Loan Participations and Assignments (Cost $2,334,515)			1,634,103
Convertible Bond 0.8%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $1,251,731)		1,281,636	2,342,190
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $793,345)		1,279,000	1,192,668
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		21	30,326
Industrials 0.0%
Congoleum Corp.*		23,760	0
Quad Graphics, Inc.		302	4,968
			4,968
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,977	96,103
GEO Specialty Chemicals, Inc. 144A*		1,703	1,195
			97,298
Total Common Stocks (Cost $291,928)			132,592
Preferred Stock 0.4%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $974,812)		1,080	1,102,039
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $239,283)		1,219	5,767
Securities Lending Collateral 13.4%
Daily Assets Fund Institutional, 0.18% (f) (g) (Cost $41,317,557)		41,317,557	41,317,557
Cash Equivalents 3.1%
Central Cash Management Fund, 0.10% (f) (Cost $9,534,088)		9,534,088	9,534,088
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $355,531,689) †		111.5	344,946,356
Other Assets and Liabilities, Net		(11.5)	(35,558,649)
Net Assets		100.0	309,387,707

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2010	700,000	USD	708,969	0
Energy Future Holdings Corp.*	6.50%	11/15/2024	1,000,000	USD	605,432	1,040,000
					1,314,401	1,040,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2015.
†	The cost for federal income tax purposes was $355,453,642. At July 31, 2015, net unrealized depreciation for all securities based on tax cost was $10,507,286. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,580,429 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,087,715.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2015 amounted to $39,778,905, which is 12.9% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(e)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	75,637	30,326	0.01

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At July 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

6/20/2013 9/20/2018	1,350,000[1]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	62,442	50,336	12,106
9/20/2014 12/20/2019	1,410,000[2]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	181,963	83,334	98,629
12/22/2014 3/20/2020	740,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	121,314	109,205	12,109
3/20/2015 6/20/2020	520,000[4]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB-	49,472	48,853	619
Total unrealized appreciation					123,463

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Bank of America
2	Morgan Stanley
3	Credit Suisse
4	Barclays Bank PLC
As of July 31, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	55,365,030	USD	61,046,085	10/16/2015	173,940	Citigroup, Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$283,561,080	$—	$283,561,080
Government & Agency Obligations	—	4,124,272	—	4,124,272
Loan Participations and Assignments	—	1,634,103	0	1,634,103
Convertible Bond	—	—	2,342,190	2,342,190
Preferred Security	—	1,192,668	—	1,192,668
Common Stocks (j)	4,968	—	127,624	132,592
Preferred Stock	—	1,102,039	—	1,102,039
Warrants	—	—	5,767	5,767
Short-Term Investments (j)	50,851,645	—	—	50,851,645
Derivatives (k)
Credit Default Swap Contracts	—	123,463	—	123,463
Forward Foreign Currency Exchange Contracts	—	173,940	—	173,940
Total	$50,856,613	$291,911,565	$2,475,581	$345,243,759

There have been no transfers between fair value measurement levels during the period ended July 31, 2015.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$123,463	$—
Foreign Exchange Contracts	$—	$173,940

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2015